Additional Financial Information - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash and Cash Equivalents [Abstract]
Income tax refunds, net of payments	$ 2,031	$ 10,281